Restructuring Costs, Net - Components of Restructuring Costs, Net (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014
Restructuring and Related Activities [Abstract]
Manufacturing and distribution footprint optimization	$ 800	$ 5,600	$ 5,400	$ 10,800
Severance and other termination benefits	1,100		2,900	3,300
Impairment of property, plant and equipment	400	300	740	250
Gain on sale of equipment		(100)		(200)
Total Restructuring Charges	$ 2,272	$ 5,823	$ 9,012	$ 14,200